PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

The following table summarized the details of the Company’s allowance for credit losses:

	2023	2024	2025

Balance at beginning of year	33,363	70,389	85,733
Allowance for credit losses	37,098	15,364	83,001
Write-offs	(72)	(20)	-
Effect of exchange rate difference	-	-	(1,100)
Balance at end of year	70,389	85,733	167,634

SCHEDULE OF ESTIMATED USEFUL LIVES

Category	Estimated useful lives
Building	20 - 40 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets
Electronic equipment	3 years
Furniture	3 years
Software	3 years
Vehicles	3 years